Loans and Borrowings	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about borrowings [abstract]
Loans and Borrowings
13.
LOANS AND BORROWINGS
i)
Terms and debt repayment schedule

				Successor	Successor
	Original Currency	Year of Maturity	Interest rate	As of March 31, 2026	As of March 31, 2025
			%	US$’000	US$’000
Lease liabilities	USD/MYR/ SAR/THB/ BND	2027 to 2040	2.84% to 8.00%	6,441	7,283

ii)
Reconciliation of movements of liabilities to cash flows arising from financing activities

	Loans and Borrowings	Lease liabilities (See Note 9)	Total
	US$’000	US$’000	US$’000
Successor
As at March 31, 2024	6,504	2,584	9,088
Changes from financing cash flows
Repayment of loans and borrowings	(6,504)	—	(6,504)
Interest paid	(32)	(221)	(253)
Payment of lease liabilities	—	(1,302)	(1,302)
Total changes from financing cash flows	(6,536)	(1,523)	(8,059)
Effect of changes in foreign exchange rates	—	114	114
Other changes liability-related
Recognition of lease liabilities	—	7,486	7,486
Termination of lease liabilities	—	(1,599)	(1,599)
Interest expenses	32	221	253
Total liability-related other changes	32	6,222	6,254
As at March 31, 2025	—	7,283	7,283
Changes from financing cash flows
Interest paid	—	(347)	(347)
Payment of lease liabilities	—	(1,468)	(1,468)
Total changes from financing cash flows	—	(1,815)	(1,815)
Effect of changes in foreign exchange rates		(1)	(1)
Other changes liability-related
Recognition of lease liabilities	—	627	627
Interest expenses	—	347	347
Total liability-related other changes	—	973	973
As at March 31, 2026	—	6,441	6,441

iii)
Financial risk management

Information about the exposure of loans and borrowings to relevant financial risks (interest rate and liquidity risk) is disclosed in Note 23.